Investments in Investees (Details 5) - Options to employees and officers [Member] - ATR [Member] shares in Thousands	12 Months Ended
Dec. 31, 2017 € / shares shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Average exercise price per share | € / shares	€ 3.74
Expiration date	2018-2023
Number of options | shares	3,044 [1]

[1]	As of December 31, 2017, all share options are fully vested; These options includes share options granted to the Company's Vice Chairman of the Board and CEO who also serves as ATR's Chairman of the Board.